BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details Textual) ₪ in Thousands	1 Months Ended
Mar. 29, 2016 ILS (₪)
Shagrir Group [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount	₪ 4,100
Capital Note [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	8,000
Capital Note [Member] | Shagrir Group [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt	₪ 3,100
Debt Instrument, Term	5 years